UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21177

                         BlackRock California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock California Insured Municipal Income Trust (BCK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.4%
			California—156.4%
AAA	$ 6,500		Benicia Unified Sch. Dist. GO, Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$ 2,856,750
AAA	4,000		California St. GO, 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,111,360
			Ceres Unified Sch. Dist. GO,
AAA	3,055		Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	780,308
AAA	3,180		Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	764,758
AAA	3,300		Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	747,252
AAA	3,440		Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	733,442
AAA	3,575		Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	725,403
AAA	3,275		Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	626,377
A	6,500	[3]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.25%, 5/01/12	N/A	7,082,205
AAA	2,385		Edl. Facs. Auth. RB, Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,432,581
			Infrastructure & Econ. Dev. RB,
AAA	4,500	[4]	Auth. Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,659,255
AAA	2,300	[3]	Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	2,467,555
A3	2,600		Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	2,784,496
AAA	2,000		Long Beach Unified Sch. Dist. GO, Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,044,520
			Los Angeles Dept. of Wtr. & Pwr. Wtr. Wks. RB,
AAA	5,000		Ser. A, 5.00%, 7/01/43, FGIC	07/12 @ 100	5,094,150
AAA	5,000		Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,106,050
AAA	5,000		Los Angeles Unified Sch. Dist. GO, Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,218,250
			Los Angeles Wstwtr. Sys. RB,
AAA	5,000		Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,151,800
AAA	6,025		Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,159,357
AAA	5,000		No. California Pwr. Agcy. Pub. Pwr. RB, Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,124,300
AAA	2,500	[3]	No. Orange Cnty. Cmnty. Coll. Dist. GO, Ser. A, 5.00%, 8/01/12, MBIA	N/A	2,684,425
AAA	5,000		Pub. Wks. Brd. Dept. of Gen. Svcs. RB, Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,116,700
AAA	5,000		Riverside Unified Sch. Dist. GO, Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,147,900
AAA	690		San Carlos Sch. Dist. Election 2005 GO, Ser. A, 5.00%, 10/01/30, MBIA	10/16 @ 100	713,005
AAA	4,000		San Diego Cmnty. Coll. GO, 5.00%, 5/01/30, FSA	05/15 @ 100	4,133,400
AAA	5,295		San Diego Cnty. Wtr. Auth. COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,409,743
AAA	4,805		San Diego Redev. Agcy. TA, Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	4,921,858
AAA	4,000		San Diego Univ. Fndtn. Auxiliary Org. RB, Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,059,480
AAA	20,000		San Joaquin Hills Transp. Corridor Agcy. Toll Rd. RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	5,875,000
AAA	6,000		San Jose Fin. Auth. RB, Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,077,340
AAA	11,125		Santa Rosa Wstwtr. RB, Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	3,938,027
AAA	3,000		Tustin Unified Sch. Dist. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,039,870
AAA	3,000		West Valley-Mission Cmnty. Coll. Dist. Election 2004 GO, 4.75%, 8/01/30, FSA	08/16 @ 100	3,004,620
AAA	4,000		Westlands Wtr. Dist. COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,075,080

			Total Investments—156.4% (cost $118,921,4235)		$122,866,617
			Other assets in excess of liabilities—2.8%		2,236,202
			Preferred shares at redemption value, including dividends payable—(59.2)%		(46,502,242)

			Net Assets Applicable to Common Shareholders—100%		$ 78,600,577

1

BlackRock California Insured Municipal Income Trust (BCK)

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security pledged as collateral.
[5]	Cost for Federal income tax purposes is $118,921,941. The net unrealized appreciation on a tax basis is $3,944,676, consisting of $3,945,276 gross unrealized appreciation and $600 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 91.6% of the Trust’s managed assets.

AMBAC	—	21.4%
FGIC	—	21.1%
FSA	—	9.8%
MBIA	—	39.3%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock California Insured Municipal Income Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006